AUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Real estate income, net
Rental income	$ 1,194.8	$ 1,192.6	$ 1,103.5
Real estate property level expenses and taxes:
Operating expenses	266.9	261.1	237.5
Real estate taxes	208.1	209.2	187.4
Interest expense	90.5	97.5	105.7
Total real estate property level expenses and taxes	565.5	567.8	530.6
Real estate income, net	629.3	624.8	572.9
Income from real estate joint ventures	191.1	146.8	208.6
Income from real estate funds	15.9	10.4	5.4
Interest	81.5	105.7	173.0
Dividends	0.0	18.0	23.2
TOTAL INVESTMENT INCOME	917.8	905.7	983.1
Expenses
Investment management charges	62.4	65.3	68.1
Administrative charges	51.1	48.5	50.0
Distribution charges	26.2	26.5	31.7
Mortality and expense risk charges	1.3	1.2	1.3
Liquidity guarantee charges	69.1	59.4	57.8
TOTAL EXPENSES	210.1	200.9	208.9
INVESTMENT INCOME, NET	707.7	704.8	774.2
Net realized gain (loss) on investments
Real estate properties	215.9	(52.8)	583.1
Real estate joint ventures	199.8	(454.9)	(111.0)
Real estate funds	3.5	(5.6)	(3.4)
Marketable securities	(0.1)	103.0	301.1
Loans receivable	(14.1)	(1.6)	0.0
Net realized gain (loss) on investments	405.0	(411.9)	769.8
Net change in unrealized gain (loss) on
Real estate properties	2,250.3	(296.1)	(56.8)
Real estate joint ventures	644.5	(22.2)	10.8
Real estate funds	98.7	(18.6)	39.5
Real estate operating business	74.9	(0.2)	0.0
Marketable securities	(9.2)	(148.1)	0.7
Loans receivable	22.7	(33.0)	(3.8)
Loans receivable with related parties	0.0	0.4	(0.3)
Loans payable	12.2	(3.1)	(107.1)
Net change in unrealized gain (loss) on investments and loans payable	3,094.1	(520.9)	(117.0)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND LOANS PAYABLE	3,499.1	(932.8)	652.8
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,206.8	$ (228.0)	$ 1,427.0